Leases - Components of Lease Costs (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease cost	$ 956	$ 696	$ 1,731	$ 1,392	$ 2,828	$ 2,276	$ 2,023
Variable lease cost	352	270	749	412	965	910	834
Short-term lease cost	1	2	4	5	8	11	10
Less: Sublease income	250	251	760	506	1,172	176	0
Total lease cost	$ 1,059	$ 717	$ 1,724	$ 1,303	$ 2,629	$ 3,021	$ 2,867